UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: February 28, 2006 Estimated average burden hours per response........20.00

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21311
PIMCO High Income Fund.
(Exact name of registrant as specified in charter)
1345 Avenue of the Americas New York, New York		10105
(Address of principal executive offices)		(Zip code)
Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-739-3371

Date of fiscal year end:	3/31

Date of reporting period:	12/31

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

PIMCO HIGH INCOME FUND

SCHEDULE OF INVESTMENTS

December 31, 2004

(unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value *
	Corporate Bonds & Notes - 82.9%
	Aerospace - 0.2%
$5,600	Armor Holdings, Inc., 8.25%, 8/15/13 (a)	B1/B+	$6,300,000

	Airlines - 2.1%
	Continental Airlines, Inc., pass thru certificates,
17,925	6.92%, 4/2/13, 97-5A 9 (b) (c) (d)	NR/NR	17,937,250
5,068	7.373%, 12/15/15, Ser. 01-1(a)	Ba1/BBB	4,281,236
2,436	8.307%, 4/2/18, Ser. 00-2(a)	Ba2/BBB-	2,131,567
	Delta Air Lines, Inc., pass thru certificates, 7.92%, 11/18/10 Ser. 00-1 (a)	B3/B-	7,731,185
	Northwest Airlines Corp.,
1,700	6.810%, 2/1/20, Ser. 991A	Baa3/BBB-	1,591,600
2,775	7.575%, 3/1/19, Ser. 992A (a)	Baa2/A-	2,868,812
	United Air Lines, Inc., pass thru certificates,
1,122	zero coupon, 3/2/04, Ser. 97-1A, (e)	WR/NR	957,398
500	6.602%, 9/1/13, Ser. 01-1 (e)	NR/NR	470,416
14,993	7.19%, 10/1/12, Ser. 00-2 (e)	NR/NR	13,632,842
3,550	7.73%, 7/1/10, Ser. 00-1 (e)	NR/NR	3,157,445
745	7.783%, 1/1/14, Ser. 00-1 (e)	NR/NR	660,413
			55,420,164
	Automotive - 1.9%
10,450	Arvin Capital I, 9.50%, 2/1/27 (a)	Ba2/B+	10,868,000
3,000	ArvinMeritor, Inc., 8.75%, 3/1/12 (a)	Ba1/BB+	3,480,000
15,601	Dura Operating Corp., 8.625%, 4/15/12, Ser. B (a)	B2/B	16,303,045
10,000	Ford Motor Co., 7.45%, 7/16/31 (a)	Baa1/BBB-	10,086,450
1,500	Tennco Automotive, Inc., 10.25%, 7/15/13, Ser. B (a)	B2/B-	1,777,500
8,245	TRW Automotive, Inc., 9.375%, 2/15/13 (a)	Ba3/BB-	9,605,425
			52,120,420
	Chemicals - 2.3%
13,980	ARCO Chemical Co., 9.375%, 12/15/05 (a)	B1/B+	14,679,000
5,000	Compass Minerals Group, Inc., 10.00%, 8/15/11 (a)	B3/B-	5,650,000
6,155	Equistar Chemical L.P., 10.125%, 9/1/08 (a)	B2/B+	7,124,412
1,215	IMC Global Inc. 10.875%, 6/1/08	B1/BB	1,464,075
1,775	International Specialty ChemCo., 10.25%, 7/1/11, Ser. B (a)	B1/BB-	2,014,625
8,925	International Specialty Holdings, Inc., 10.625%, 12/15/09, Ser. B (a)	B2/B+	9,929,062
4,565	Millennium America Inc., 9.25%, 6/15/08 (a)	B1/B+	5,216,641
8,050	Nalco Co., 8.875%, 11/15/13 (a)	Caa1/B-	8,875,125
6,500	Westlake Chemical Corp., 8.75%, 7/15/11 (a)	Ba2/BB-	7,377,500
			62,330,440
	Consumer Products - 0.6%
5,875	Buhrmann US Inc. 8.25%, 7/1/14 (a)	B2/B	5,970,469
8,000	Rayovac Corp., 8.50%, 10/1/13 (a)	B3/B-	8,920,000
			14,890,469
	Containers & Packing - 2.6%
	Crown Euro Holdings SA,
21,975	9.50%, 3/1/11 (a)	B1/B+	25,161,375
2,700	10.875%, 3/1/13 (a)	B2/B	3,206,250
11,200	Jefferson Smurfit Corp., 7.50%, 6/1/13 (a)	B2/B	12,012,000
	Owens-Brockway Glass Containers,
14,370	7.75%-8.875%, 2/15/09-11/15/12 (a)	B1/BB-	16,193,118
7,700	8.25%, 5/15/13 (a)	B2/B	8,508,500
5,675	Stone Container Corp., 8.375%-9.75%, 2/1/11-7/1/12 (a)	B2/B	6,240,875
			71,322,118
	Energy - 2.1%
25,325	NRG Energy,Inc., 8.00%, 2/15/13 (a) (f)	B1/B	27,730,875
200	Peabody Energy Corp., 6.875%, 3/15/13, Ser. B (a)	Ba3/BB-	217,500
16,425	Reliant Resource, Inc., 9.25%-9.50%, 7/15/10-7/15/13 (a)	B1/B+	18,310,750
11,897	South Point Energy Center LLC, 8.40%, 5/30/12 (a) (f)	B2/B	11,361,926
			57,621,051

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value *

	Corporate Bonds & Notes - (continued)
	Financing - 7.0%
$32,223	AES Ironwood LLC, 8.857%, 11/30/25 (a)	B2/B+	$36,895,160
8,443	AES Red Oak LLC, 8.54%, 11/30/19, Ser A (a)	B2/B+	9,498,154
17,075	BCP Cayman/Luxembourg Holding, 9.625%, 6/15/14 (a) (b) (f)	B3/B-	15,939,938
18,225	Bluewater Finance Ltd.,10.25%, 2/15/12 (a)	B1/B	20,001,938
	Bombardier Capital, Inc.,
10,125	7.09%, 3/30/07, Ser. AI (a) (b) (d)	NR/NR	10,150,000
125	8.375%, 12/15/13, (a) (b)	B3/B-	134,063
15,050	Consolidated Communications Holding, 9.75%, 4/1/12 (a) (f)	B3/B-	16,329,250
6,500	Eircom Funding, 8.25%, 8/15/13 (a)	B1/BB-	7,215,000
4,650	Fuji JGB Investment LLC, 9.87%, 6/30/08 VRN (a) (f)	Baa1/BBB-	5,443,895
1,000	Hollinger Participation Trust, 11.875%, 3/1/11 (a) (f)	B3e/NR	1,013,750
11,600	IBJ Preferred Capital Co. LLC, 8.79%, 6/30/08, VRN (a) (f)	Baa1/BBB-	13,148,588
4,345	Kraton Polymers LLC, 8.125%, 1/15/14 (a) (f)	Caa1/B-	4,551,388
13,690	MPD Acquistitions plc, 9.625%, 10/1/12 (a)	B3/B	15,332,800
5,800	Refco Finance Holdings, Inc., 9.00%, 8/1/12 (a) (f)	B3/B	6,380,000
14,961	Riggs Capital Trust, 8.625%-8.875%, 12/31/26-3/15/27 (a)	Caa1/D	15,335,025
4,000	Sheridan Group, Inc., 10.25%, 8/15/11(a)	B1/B	4,395,000
6,500	UGS Corp., 10.00%, 6/1/12 (a) (f)	B3/B-	7,426,250
			189,190,199

	Food Retail - 0.7%
4,632	Delhaize America, Inc., 8.125%, 4/15/11 (a)	Ba1/BB+	5,422,794
11,400	Ingles Markets, Inc., 8.875%, 12/1/11(a)	Ba3/B+	12,255,000
150	Roundy’s, Inc., 8.875%, 6/15/12, Ser. B (a)	B2/B	164,625
			17,842,419

	Healthcare & Hospitals - 3.9%
400	Extendicare Health Services, Inc., 9.50% 7/12/10 (a)	B1/B	450,000
21,000	HCA, Inc., 6.25%-6.75%, 2/15/13-11/06/33 (a)	Ba1/BBB-	21,368,928
	HEALTHSOUTH Corp.,
22,230	8.375-10.75%, 2/1/08-10/1/11	WR/NR	23,297,275
17,890	Rotech Healthcare, Inc., 9.50%, 4/1/12 (a)	B2/B+	19,768,450
	Tenet Healthcare Corp.,
35,745	6.50%-7.375%, 12/1/11-2/1/13 (a)	B3/B	34,217,250
4,550	9.875%, 7/1/14 (a) (d)	B3/B	4,982,250
			104,084,153
	Hotels/Gaming - 1.9%
14,746	ITT Corp., 7.75%, 11/15/25 (a)	Ba1/BB+	15,409,570
12,500	Mandalay Resort Group, 9.375%, 2/15/10 (a)	Ba3/BB-	14,625,000
1,100	MGM Mirage, Inc., 8.375%, 2/1/11(a)	Ba2/BB-	1,245,750
	Park Place Entertainment Corp.,
400	7.00%, 4/15/13 (a)	Ba1/BB+	443,000
15,353	7.875%-9.375%, 2/15/07-3/15/10 (a)	Ba2/BB-	17,128,565
1,500	Premier Entertainment. 10.75%, 2/1/12 (a)	B3/B-	1,646,250
525	Starwood Hotels & Resorts Worldwide, Inc., 7.375%, 5/1/07 (a) (f)	Ba1/BB+	562,406
			51,060,541
	Leisure - 1.5%
375	Argosy Gaming Co., 7.00%, 1/15/14 (a)	B1/B+	416,250
16,950	Royal Caribbean Cruises, Ltd., 8.00%-8.75%, 5/15/10-2/2/11 (a)	Ba2/BB+	19,320,250
17,356	Six Flags, Inc., 8.875%-9.75%, 2/1/10-4/15/13 (a)	Caa1/CCC	16,779,922
5,665	True Temper Sports, Inc., 8.375%, 9/15/11 (a)	Caa1/CCC+	5,296,775
			41,813,197

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value *
	CORPORATE BONDS & NOTES (continued)
	Manufacturing - 0.7%
$8,420	Dresser, Inc., 9.375%, 4/15/11(a)	B2/B	$9,262,000
1,300	Invensys plc, 9.875%, 3/15/11 (a) (d) (f)	B3/B-	1,404,000
1,750	Reddy Ice Group, Inc., 8.875%, 8/1/11 (a)	B3/B-	1,898,750
6,025	Transdigm, Inc., 8.375%, 7/15/11(a)	B3/B-	6,491,938
			19,056,688
	Medical Products - 0.4%
125	Fisher Scientific International, Inc., 8.00%, 9/1/13 (a)	Ba3/BB+	142,500
6,900	Medical Device Manufacturing, Inc., 10.00%, 7/15/12 (a) (f)	Caa1/B-	7,469,250
	VWR International, Inc.,
150	6.875%, 4/15/12 (a) (f)	B2/B-	157,500
3,000	8.00%, 4/15/14 (a) (f)	Caa1/B-	3,217,500
			10,986,750
	Miscellaneous - 9.1%
	Dow JonesTRAC X North America High Yield Index,
45,000	7.375%, 3/25/09 (a) (f) (g)	B3/B+	45,706,050
89,150	8.00%, 3/25/09 (a) (f) (g)	B3/B	89,930,062
	Target Return Index Securities Trust High Yield, Ser. 04-1,
99,711	8.01%, 8/1/15 (a) (f) (g)	B1/BB-	109,255,788
			244,891,900
	Multi-Media - 6.6%
25,150	Cablevision Systems Corp., 8.00%, 4/15/12 (a) (b) (f)	B3/B+	26,973,375
17,818	CanWest Media, Inc., 8.00%-10.625%, 5/15/11-9/15/12 (a)	B2/B-	20,053,760
21,300	CCO Holdings LLC, 8.75%, 11/15/13 (a)	B3/CCC-	22,098,750
14,150	CF Cable TV, Inc., 9.125%, 7/15/07 (a)	Ba3/BB-	14,610,257
10,350	Charter Communication Holdings II, 10.25%, 9/15/10 (a)	Caa1/CCC-	11,022,750
	Charter Communication Operation LLC,
32	5.29%, 4/26/11 (f)		32,461
13,000	8.00%, 4/30/12 (a) (f)	B2/B-	13,585,000
14,325	8.375%, 4/30/14 (a) (f)	B2/B-	15,184,500
	CSC Holdings, Inc.,
7,150	7.25%-7.875%, 7/15/08-2/15/18 (a)	B1/BB-	7,754,000
8,250	7.625%-8.125%, 7/15/09-4/1/11, Ser. B (a)	B1/BB-	8,951,875
18,095	Mediacom Broadband LLC, 11.00%, 7/15/13 (a)	B2/B	19,542,600
	Young Broadcasting, Inc.,
350	8.50%,12/15/08 (a (b)	B2/B	376,250
17,212	8.75%-10.00%, 3/1/11-1/15/14 (a)	Caa1/CCC+	17,961,870
			178,147,448

	Oil & Gas - 9.7%
5,000	Amerigas Partners LP, 10.00%, 4/15/06, Ser. D (a)	B2/BB-	5,400,000
1,464	Chesapeake Energy Corp., 8.125%, 4/1/11 (a)	Ba3/BB-	1,592,100
13,300	Coastal Corp., 6.375%-7.75%, 9/1/08-6/15/10 (a)	Caa1/CCC+	13,721,250
2,550	Dynegy Holdings Inc., 9.875%-10.125%, 7/15/10-7/15/13 (a) (f)	B3/B-	2,896,750
	Dynegy-Roseton Danskammer,
3,050	7.27%, 11/8/10, Ser. A (a)	Caa2/B	3,088,125
25,500	7.67%, 11/8/16, Ser. B (a)	Caa2/B	24,543,750
1,600	El Paso Corp., 7.875%, 6/15/12 (a)	Caa1/CCC+	1,682,000
	El Paso Energy Corp.,
44,775	5.19%-7.75%, 5/15/09-1/15/32 (a)	Caa1/CCC+	43,800,341
10,850	8.05%, 10/15/30 (a)	Caa1/NR	10,551,625
19,000	El Paso Production Holding Co., 7.75%, 6/1/13 (a)	B3/B-	19,997,500
	Ferrellgas LP,
10,000	6.75%, 5/1/14 (a)	Ba3/BB-	10,325,000
6,170	8.75%, 6/15/12 (a)	B2/B	6,756,150
10,000	Gaz Capital SA, 8.625%, 4/28/34 (a)	Ba2/BB	11,750,000

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value *
	CORPORATE BONDS & NOTES (continued)
	Oil & Gas (continued)
$9,965	Hanover Compressor Co., 8.625%-9.00%, 12/15/10-6/1/14 (a)	B3/B	$10,995,888
13,850	Hanover Equipment Trust, 8.50%, 9/1/08, Ser. A (a)	B2/B+	14,958,000
3,625	Newpark Resources, Inc., 8.625%, 12/15/07, Ser. B (a)	B2/B	3,688,437
850	Pemex Project Funding Master Trust, 8.00%, 11/15/11 (a)	Baa1/BBB	980,475
	Petroleos Mexicanos,
2,500	8.625%, 12/1/23 (a) (b)	Baa1/BBB	2,902,500
5,000	9.25%, 3/30/18 (a)	Baa1/BBB	6,212,500
450	Sesi, LLC, 8.875%, 5/15/11 (a)	B1/BB-	495,000
8,000	Sonat, Inc., 7.625%, 7/15/11 (a)	Caa1/CCC+	8,320,000
250	TransMontaigne, Inc., 9.125%, 6/1/10 (a)	B3/B	272,500
4,400	Vintage Petroleum, Inc., 7.875%, 5/15/11 (a)	B1/B	4,708,000
47,500	Williams Cos., Inc., 7.875%, 9/1/21(a)	B1/B+	53,200,000
			262,837,891
	Paper/Paper Products - 2.3%
24,834	Abitibi-Consolidated, Inc., 6.95%-8.85%, 4/1/08-8/1/30 (a)	Ba3/BB-	25,701,809
10,500	Buckeye Technologies, Inc., 8.50%, 10/1/13 (a)	B3/B+	11,445,000
20,175	Georgia-Pacific Corp., 7.70%-8.875%, 6/15/15-5/15/31(a)	Ba3/BB+	24,710,875
1,000	Xerox Corp. 9.75%, 1/15/09 (a)	Ba2/B+	1,180,000
			63,037,684

	Publishing - 1.6%
13,486	American Media Operations, Inc. 10.25%, 5/1/09, Ser. B (a)	B3/B-	14,278,303
18,558	Dex Media West LLC, 9.875%, 8/15/13, Ser. B (a)	B2/B	21,480,885
	PRIMEDIA, Inc.,
2,600	7.625%-8.875%, 4/1/08-5/15/11 (a)	B3/B	2,672,500
5,200	8.00%, 5/15/13 (a) F274	B3/B	5,375,500
			43,807,188

	Real Estate - 0.8%
10,000	B.F. Saul-REIT, 7.50%, 3/1/14 (a)	B3/B+	10,350,000
	Host Marriott LP,
3,400	7.00%, 8/15/12 (a) (f)	Ba3/B+	3,612,500
900	7.125%, 11/1/13 (a)	Ba3/B+	966,375
6,249	9.25%, 10/1/07, Ser. G (a)	Ba3/B+	6,998,880
			21,927,755

	Retail - 0.6%
4,071	J. Crew Intermediate LLC, zero coupon, 11/15/05, VRN (a)	NA/NR	4,320,489
1	Saks, Inc., 8.25%, 11/15/08 .	Ba3/BB	1,100
11,050	Toys “R” Us, Inc., 7.625%-7.875%, 8/1/11-4/15/13 (a)	Ba2/BB	11,043,375
			15,364,964
	Telecommunications - 14.0%
20,800	American Cellular Corp., 10.00%, 8/1/11, Ser. B, (a)	Caa1/B-	17,940,000
5,700	American Tower Corp., 7.50%, 5/1/12 (a)	B3/CCC	6,013,500
25,105	AT&T Corp., 7.30%-8.00%, 11/15/11-11/15/31, (a)	Ba1/BB+	29,619,681
6,398	Calpoint Receivable Structured Trust, 7.44%, 12/10/06 (a) (f)	Caa2/CCC+	6,574,944
19,200	Cincinnati Bell, Inc., 8.375%, 1/15/14 (a)	B3/B-	19,536,000
17,500	Crown Castle International Corp., 9.375%, 8/1/11(a)	B3/CCC+	19,687,500
4,700	Dobson Communications Corp., 8.875%, 10/1/13 (a)	Ca/CCC	3,325,250
19,775	Insight Midwest LP, 9.75%-10.50%, 10/1/09-11/1/10 (a)	B2/B+	21,691,938
41,344	MCI, Inc., 7.69%-8.735%, 5/1/09-5/1/14 (a)	B2/B+	43,362,640
18,232	Nextel Communications, Inc., 7.688%-9.50%, 2/1/11-8/1/15 (a)	Ba3/BB	20,037,249

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value *
	CORPORATE BONDS & NOTES (continued)
	Telecommunications (continued)
$22,505	PanAmSat Corp., 6.875%, 1/15/28 (a)	B1/BB+	$21,295,356
63,200	Quest Capital Funding, Inc., 7.25%-7.90%, 8/15/10-2/15/11 (a)	Caa2/B	63,497,000
	Quest Communications International, Inc.,
20,600	7.25%-7.50%, 2/15/11-2/15/14 (a) (f)	B3/B	21,014,000
24,365	Qwest Services Corp., 13.00%-13.50%, 12/15/07-12/15/10 (a) (f)	Caa1/B	28,457,737
	Rural Cellular Corp.,
700	8.25%, 3/15/12 (a)	B2/B-	743,750
14,445	9.875%, 2/1/10 (a)	Caa1/CCC	14,770,012
	Sinclair Broadcast Group, Inc.,
175	8.75%, 12/15/11 (a)	B2/B	191,406
7,100	4.875%, 7/15/18 (a)	B3/B	6,842,625
6,000	Superior Essex Communication, 9.00%, 4/15/12 (a)	B3/B	6,210,000
6,000	Time Warner Telecom Holdings, Inc., 9.25%, 2/15/14 (a)	B2/CCC+	6,150,000
13,825	Time Warner Telecom, Inc., 9.75%-10.125%, 7/15/08-2/1/11 (a)	B3/CCC+	14,028,687
5,875	Triton PCS, Inc., 8.50%, 6/1/13 (a)	Caa1/CCC	5,698,750
1,400	US West Communications, Inc., 5.625%, 11/15/08 (a)	Ba3/BB-	1,431,500
			378,119,525
	Tobacco - 1.1%
	Commonwealth Brands, Inc.
10,500	9.75%, 4/15/08 (d) (f)	NR/NR	11,077,500
2,875	10.625%, 9/1/08 (d) (f)	NR/NR	3,033,125
	Dimon, Inc.,
9,250	9.625%, 3/31/07 (a)	NR/NR	9,071,137
125	9.625, 10/15/11	B1/BB	137,500
1,550	North Atlantic Holding, Inc., zero coupon, 3/1/14 (a)	Caa3/CCC-	643,250
5,800	North Atlantic Trading, Inc., 9.25%, 3/1/12 (a)	B3/CCC	4,930,000
			28,892,512
	Utilities - 8.4%
	AES Corp.,
8,275	7.75%-8.875%, 2/15/11-3/1/14 (a)	B2/B-	9,265,562
30,805	8.75%, 5/15/13 (a) (f)	B1/B+	35,156,206
	CMS Energy Corp.,
13,400	7.50%-9.875%, 10/15/07-4/15/11 (a)	B1/B+	14,999,312
16,500	7.75%, 8/1/10 (a) (f)	B1/B+	18,129,375
6,316	Homer City Funding LLC, 8.14%-8.73%, 10/1/19-10/1/26 (a)	Ba2/BB	7,294,499
12,000	IPALCO Enterprises, Inc., 8.625%, 11/14/11 (a)	Ba1/BB-	13,500,000
23,000	Legrand S.A., 8.50%, 2/15/25 (a)	Ba3/B+	27,255,000
	Midwest Generation LLC.,
16,900	8.30%, 7/2/09 Ser. A (a)	B1/B	18,421,000
23,200	8.56%, 1/2/16 Ser. B (a)	B1/B	26,100,000
1,500	8.75%, 5/1/34 (a)	B1/B-	1,710,000
	PSE&G Energy Holdings LLC,
32,367	7.75%-10.00%, 4/16/07-6/15/11(a)	Ba3/BB-	37,022,188
200	Sierra Pacific Power Co., 6.25%, 4/15/12 (a)	Ba2/BB	209,750
14,850	TECO Energy, Inc., 7.50%, 6/15/10 (a)	Ba2/BB	16,607,000
			225,669,892
	Waste Management - 0.8%
	Allied Waste North America, Inc.,
19,450	9.25%, 9/1/12, Ser. B (a)	B2/BB-	21,151,875
	Total Corporate Bonds & Notes (cost-$2,088,700,042)		2,237,887,243

	SOVEREIGN DEBT OBLIGATIONS (a) - 7.2%
	Brazil - 3.3%
	Federal Republic of Brazil,
21,137	3.06%-3.13%, 4/15/06-4/15/12	B1/B-	20,440,695
41,643	3.13%-8.30%, 4/15/06-4/15/14	B1/B-	42,941,875
6,000	8.25%, 1/20/34	B1/BB-	5,856,000
8,250	8.875%, 4/15/24	B1/BB-	8,580,000
1,700	10.00%, 8/7/11	B1/BB-	1,978,800
900	10.50%, 7/14/14	B1/BB-	2,375,000
5,000	11.00%, 1/11/12	B1/BB-	6,095,000
			88,267,370

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value *
	SOVEREIGN DEBT OBLIGATIONS- (continued)
	Guatemala - 0.1%
$1,850	Republic of Guatemala, 9.25%, 8/1/13	Ba2/BB-	$2,119,972
	Panama - 0.9%
20,880	Republic of Panama, 9.375%-10.75%, 2/8/11- 4/1/29	Ba1/BB	25,337,800
	Peru - 1.2%
	Republic of Peru,
5,456	5.00%, 3/7/07, VRN	Ba3/BB-	5,256,720
22,565	9.125%, 1/15/08-2/21/12	Ba3/BB	26,283,763
			31,540,483
	Russia - 1.2%
30,870	Russian Federation 5.00%, 3/31/07, VRN	Ba3/BB+	31,962,798
	Ukraine - 0.5%
	Republic of Ukraine,
6,750	6.875%, 3/4/11 (f)	B1/B+	6,918,750
6,317	6.875%, 3/4/11	B1/B+	6,667,137
			13,585,887
	Total Sovereign Debt Obligations (cost-$175,509,007)		192,814,310

	SENIOR LOANS (b) (d) (i) - 3.0%
	Containers & Packing - 0.1%
3,117	Graphic Packing Corp., 4.35%, 8/8/10, Term 6	NR/NR	3,174,738
77	Graphic Packing International, Inc., 4.35%, 8/9/10 Term B1	NR/NR	78,669
			3,253,407
	Diversified Manufacturing - 0.2%
	Invensys plc,
3,654	5.48%, 9/30/09, Term B	NR/NR	3,713,221
300	5.48%, 9/30/09, Term B1	NR/NR	305,350
3,000	5.48%, 12/30/09	NR/NR	3,090,000
			7,108,571
	Energy - 0.3%
2,475	Calphine Corp., 7.50%, 8/13/09	NR/NR	2,671,144
2,979	Centennial Cons Mines Corp. 3.91%, 1/20/11, Tern B2	NR/NR	3,021,992
1,875	El Paso Corp., 5.08%, 11/22/09, Term LC	NR/NR	1,890,821
500	Headwaters Inc. 7.84%, 9/1/12, Term C (h)	NR/NR	517,084
49	Reliant Resource, Inc., 5.88%-5.35%, 7/15/07 (d)	NR/NR	455,105
			8,556,146
	Multi-Media - 0.5%
	Charter Communications Holdings, LLC,
12,892	3.92%, 4/27/11, Term B	NR/NR	12,919,336
	Real Estate - 0.7%
15,000	General Growth Properties, 4.53%, 11/12/07, Term A	NR/NR	15,514,090
3,500	General Growth Properties, 4.53%, 11/12/08, Term B	NR/NR	3,514,021
			19,028,111
	Telecommunications - 0.9%
	Centennial Communications, Inc.
2,062	3.91%, 1/20/11, Term B	NR/NR	2,092,149
229	5.15%, 1/20/11, Term B	NR/NR	190,618
188	5.38%, 1/20/11, Term B	NR/NR	232,461
	PanAmSat Corp.,
162	4.91%, 8/20/09 Term A2 (h)	NR/NR	163,034
338	4.91%, 8/20/09 Term A1 (h)	NR/NR	339,644
13,700	Quest Corp., 7.39%, 6/30/07, Term A1	NR/NR	14,305,087
	Western Wireless Corp.,
2,462	4.69%, 5/30/11, Term B1	NR/NR	2,504,175
1,231	5.03%, 5/30/11, Term B	NR/NR	1,252,087
615	5.08%, 5/30/11, Term B	NR/NR	626,044
615	5.12%, 5/30/11, Term B	NR/NR	626,044
615	5.32%, 5/30/11, Term B	NR/NR	626,044
432	5.42%, 5/30/11, Term B	NR/NR	439,013
			23,396,400

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value *
	SENIOR LOANS (continued)
	Utilities - 0.3%
	Allegheny Energy, Inc.
$1,533	4.18%, 3/8/11, Term B1	NR/NR	$1,769,493
	Allegheny Energy Supply, Inc.,
1,629	5.01%, 3/8/11, Term B1	NR/NR	1,658,455
812	5.06%, 3/8/11, Term B1	NR/NR	827,219
3819	5.83%, 6/8/11, Term C5	NR/NR	3,889,076
			8,144,243
	Total Senior Loans (cost-$80,359,967)		82,406,214

	FOREIGN BONDS (a) - 1.1%
	Belgium - 0.3%
	Telecommunications - 0.3%
€5,000	Telenet Communication. NV. 9.00%, 12/15/13 (a) (f)	B3/B-	7,611,798
	Luxembourg - 0.0%
	Financing - 0.0%
275	Cirsa Finance Luxemberg, , 8.75%, 5/15/14 (a)	Ba3/B+	420,518
	Multi-Media - 0.8%
€4,000	Cablecom Luxembourg. 8.75%-9.375%, 4/15/14-5/15/14 (a) (f)	Caa1/CCC+	6,062,254
11,370	Lighthouse International, 8.00%, 4/30/14	B3/B	15,995,582
			22,057,836
	Sweden - 0.0%
	Oil & Gas - 0.0%
200	Preem Petroleum. 9.00%, 5/15/14 (a)	B2/B-	305,151
	Total Foreign Bonds (cost-$25,722,968)		30,395,303

	CALIFORNIA MUNICIPAL SECURITIES (a) - 0.6%
9,460	Los Angeles Community Redevelopement Agency, Community Redevelopment Financing Auth., Rev., 8.25%-9.75%, 9/1/07-9/1/32, Ser. H (a)	NR/NR	10,218,529
5,105	San Diego Redevelopment Agency, Tax allocation, 6.59%-7.74%, 11/1/13-11/1/21(a)	Baa3/NR	5,070,856
	Total California Municipal Securities (cost-$15,102,289)		15,289,385

Shares
	PREFERRED STOCK (a) - 1.0%
	Financing - 1.0%
247,000	Fresenius Medical Care Captial Trust II, 7.875%, 2/1/08	Ba2/BB-	26,861,250
4	LA Quinta Properties., 9.00%, 3/7/05, Ser A	B2/B-	92,700
	Total Preferred Stock (cost-$26,119,292)		26,953,950

	COMMON STOCK (a) - 0.0%
	Airlines - 0.0%
45	US Airway Group, Inc., Aircraft Statutory Trust, Beneficial Interest Certificates (c) (h) (cost-$0)		468

Principal Amount (000)
	SHORT-TERM INVESTMENTS - 4.2%
	Corporate Bonds & Notes - 2.3%
	Financing - 0.0%
231	Midland Funding II, 11.75%, 7/23/05, Ser. A (a)	Ba3/BB-	240,569
	Sovereign - 2.0%
$40,000	Republic of France , 3.50%, 1/12/05	NR/AAA	54,384,831
	Utilities - 0.3%
$6,810	CMS Energy X-tras Trust., 7.00%, 1/15/05 (a)	B3/B+	6,810,000
	Total Corporate Bonds & Notes (cost-$58,742,998)		61,435,400

	Commercial Paper - 0.7%
	Finance - 0.7%
15,000	Ford Motor Credit Co., 2.52%, 4/8/05.	P-2/A-3	14,898,900
5,000	UBS Finance LLC, 1.94%, 1/25/05 (a)	P-1/A-1+	4,994,072
	Total Commercial Paper (cost-$19,894,322)		19,892,972
	U.S. Government Agency Securities (a) - 0.4%
10,100	Fannie Mae 2.39%-2.515%, 4/15/05-5/19/05.	Aaa/AAA	10,007,900
	Total U.S. Government Agency Securities (cost-$10,012,227)

PIMCO HIGH INCOME FUND

SCHEDULE OF INVESTMENTS

December 31, 2004

(unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value *
	SHORT-TERM INVESTMENTS (continued)
	U.S Treasury Bills (a) - 0.2%
$6,705	2.107%-2.205% 3/3/05-2/17/05 (cost-$6,676,040)	Aaa/AAA	$6,671,754

	Repurchase Agreement (a) - 0.6%
15,018	State Street Bank & Trust Co., dated 12/31/04, 1.90%, due 1/3/05 proceeds: $15,020,376; collateralized by Federal Home Loan Bank, 4.125%, 5/13/05,valued at $15,523,125, (cost-$15,018,000)	Aaa/AAA	15,018,000

	Total Short-Term Investments (cost-$110,343,587)		113,026,026

	Total Investments, before options written (cost-$2,521,857,152) - 100.0%		2,698,772,899

Contracts
	CALL OPTIONS WRITTEN (j) - (0.0)%
(1,014)	U.S. Treasury Bond Futures, Chicago Board of Trade, strike price $114, expires 2/18/05	(237,656)
	Total call options written (premiums received–$455,666)

	PUT OPTIONS WRITTEN (j) - (0.0)%
(1,014)	U.S. Treasury Bond Futures, Chicago Board of Trade, strike price $114, expires 2/18/05	(174,281)
	Total put options written (premiums received-$439,823)
	Total options written (premiums received-$895,489)	(411,937)
	Total Investments, net of options written (cost-$2,520,961,663) - 100.0%	$2,698,360,962

(1) Forward foreign currency contracts outstanding at December 31, 2004:

		U.S. $ Value on Origination Date	U.S. $ Value on December 31, 2004	Unrealized Appreciation (Depreciation)
Sold: Euro Dollars settling 1/10/05		$81,949,395	$83,202,562	$(1,253,167)
		2,032,328	2,085,230	(52,902)

Purchased:	Euro Dollars settling 1/27/05	25,781,103	26,945,434	1,164,331
	Japanese Yen settling 1/27/05	11,431,353	11,478,745	(47,392)
				$(189,130)

(2) Futures contracts oustanding at December 31, 2004:

Type		Notional Amount (000)	Expiration Date	Unrealized Depreciation
Long:	Eurodollar Futures March 2004	$143,840	3/21/05	$(550,572)
	Eurodollar Futures September 2005	636,418	9/19/05	(2,750,656)
				$(3,301,228)

(3) Interest rate swap agreements oustanding at December 31, 2004:

			Rate
Swap Counterparty/ Referenced Debt Obligation	Notional Amount Payable on Default (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation
Bank of America	$28,200	6/15/05	5.00%	3 month LIBOR	$125,036
Goldman Sachs & Co.	17,000	6/15/05	5.00%	3 month LIBOR	322,191
Lehman Securities, Inc.	19,000	6/15/05	5.00%	3 month LIBOR	140,966
Morgan Stanley	17,400	6/15/05	5.00%	3 month LIBOR	251,973
					$840,166

LIBOR-London Interbank Offered Rate

(4) Credit default swap contracts oustanding at December 31, 2004:

Swap Counterparty/ Referenced Debt Obligation	Notional Amount Payable on Default (000)	Termination Date	Payments received by Fund	Unrealized Appreciation (Depreciation)
Bank of America
AES Corp.	$1,000,000	12/20/07	1.50%	209
Williams Co.	2,000,000	12/20/07	1.25%	20,047
Bear Stearns & Co.
AT&T Corp.	2,000,000	12/20/07	1.52%	57,375
AT&T Corp.	3,000,000	12/20/09	2.34%	181,701
Cablevision Systems Corp.	3,000,000	12/20/07	2.15%	55,047
Georgia-Pacific Corp.	1,500,000	12/20/07	0.82%	9,075
MCI, Inc.	7,000,000	9/20/05	1.75%	$64,759

MGM Mirage, Inc.	3,500,000	9/20/09	1.92%	106,271
Nextel Communication Corp.	5,000,000	12/20/09	1.71%	138,215
Nextel Communication Corp.	1,500,000	12/20/07	0.95%	24,339
Royal Caribbean Cruises Ltd.	3,500,000	9/20/07	1.50%	76,823
Tenet Healthcare Corp.	3,000,000	12/20/05	1.45%	3,535
CitiGroup, Inc.
Allied Waste North America, Inc.	3,500,000	9/20/07	2.18%	63,738
Crown European Holdings	3,500,000	9/20/07	2.18%	101,593
Owens-Brockaway Glass Container, Inc.	7,000,000	9/20/07	2.05%	101,847
Starwood Hotels & Resorts Worldwide, Inc.	3,500,000	3/20/05	1.10%	44,651
Williams Co.	1,500,000	12/20/06	1.15%	15,944
Credit Suisse
Allied Waste North America, Inc.	3,000,000	12/20/05	1.35%	13,469
MCI, Inc.	3,000,000	12/20/05	1.15%	17,782
Goldman Sachs & Co.
Echostar, Inc.	1,000,000	12/20/05	0.85%	1,413
HCA, Inc.	1,000,000	12/20/07	0.75%	(6,283)
Starwood Hotels & Resorts Worldwid, Inc.	1,000,000	9/20/07	1.10%	9,983
JP Morgan Chase & Co.
AES Corp.	3,500,000	9/20/07	2.15%	64,668
Echostar, Inc.	1,000,000	12/20/07	1.10%	(938)
Electronic Data System Corp.	1,000,000	12/20/07	1.30%	24,254
Nextel Communication Corp.	1,000,000	12/20/07	0.09%	16,226
Stone Container Corp.	4,700,000	12/20/05	2.30%	65,751
Lehman Securities, Inc.
ArvinMeritor, Inc.	3,000,000	12/20/09	2.35%	104,398
General Motores, Inc.	4,000,000	12/20/05	0.82%	(5,691)
MCI, Inc.	4,000,000	12/20/05	1.15%	23,710
Merrill Lynch & Co.
Russian Federation	6,000,000	3/6/05	1.06%	3,471
TECO Energy, Inc.	3,000,000	12/20/09	1.68%	98,096
Morgan Stanley & Co.
Georgia-Pacific Corp.	5,000,000	12/20/09	1.15%	67,683
				$1,563,161

At December 31, 2004, the Fund held the following unfunded loan commitments which could be extended at the option borrower:

Borrower	Unfunded Commitments

Aes Corp.	$3,265,627

Notes to Schedule of Investment:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may impact the value of the security, may be fair-valued in good faith pursuant to procedures established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments are valued daily by an independent pricing service, dealer quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Prices obtained from an independent pricing service use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement value. The Fund’s investments in senior floating rate loans (“Senior Loans”) for which a secondary market exists will be valued at the mean of the last available bid and asked prices in the market for such Senior Loans, as provided by an independent pricing service.  Other Senior Loans are valued at fair-value by the Fund’s Sub-Adviser. Such procedures include consideration and evaluation of: (1) the creditworthiness of the borrower and any intermediate participants; (2) the term of the Senior Loan; (3) recent prices in the market for similar loans, if any; (4) recent prices in the market for loans of similar quality, coupon rate, and period until next interest rate reset and maturity, and (5) general economic and market conditions affecting the fair value of the Senior Loan. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days exchange. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange.

(a)	All or partial principal amount segregated as initial margin on futures contracts.
(b)	Private Placement. Restricted as to resale and does not have a readily available market.
(c)	Fair-valued security.
(d)	Illiquid security
(e)	Security in default.
(f)

144A Security- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualify investor.

(g)	Credit-linked trust certificate.
(h)	When-issued or delayed security. To be delivered/settled after December 31, 2004.
(i)

These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to disposition.

(j)	Non-income producing security

Glossary:
	€-	Eurodollar
FRN	-	Floating Rate Note, Maturity date shown is date of next rate change and the interest rate disclosed reflects the rate in effect on December 31, 2004.
NR	-	Not Rated
REIT	-	Real Estate Investment Trust
VRN	-	Variable Rate Note, Maturity date shown is date of next change and the interest rate disclosed reflects rate in effect on December 31, 2004.
WR		Withdrawn Rating

Item 2.    Controls and Procedures

(a) The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.    Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO High Income Fund

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: February 28, 2005

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: February 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: February 28, 2005

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: February 28, 2005